UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21036

Name of Fund: BlackRock Municipal Bond Trust (BBK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Municipal Bond Trust (BBK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 3.3%	Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	$1,150	$1,216,527
	Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	850	895,662
	Coosa Valley Water Supply District Inc., RB (AGC), 4.50%, 10/01/34	600	579,078
	Coosa Valley Water Supply District Inc., RB (AGC), 4.50%, 10/01/36	1,300	1,233,908
	Coosa Valley Water Supply District Inc., RB (AGC), 4.50%, 10/01/39	800	750,048

			4,675,223

Arizona - 6.5%	City of Goodyear Arizona, GO (FSA), 4.25%, 7/01/37	1,250	1,127,750
	Glendale Municipal Property Corp. Arizona, Refunding RB, Series A (FSA), 4.50%, 7/01/32	3,280	3,158,246
	Mohave County Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	200	213,000
	Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/32	1,500	1,294,095
	Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	2,065	1,672,444
	San Luis Facility Development Corp., RB, Senior Lien, Regional Detention Center Project, 6.25%, 5/01/15	300	278,241
	San Luis Facility Development Corp., RB, Senior Lien, Regional Detention Center Project, 7.00%, 5/01/20	300	276,648
	San Luis Facility Development Corp., RB, Senior Lien, Regional Detention Center Project, 7.25%, 5/01/27	600	545,874
	University Medical Center Corp. Arizona, RB, 6.50%, 7/01/39	500	525,055

			9,091,353

California - 15.8%	California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub-Series C, 6.30%, 6/01/55 (a)	4,500	55,170
	California HFA, RB, Home Mortgage, Series G, AMT, 5.05%, 2/01/29	2,835	2,554,307
	California Health Facilities Financing Authority, RB, Cedars-Sinai Medical Center, 5.00%, 8/15/39	590	528,817

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CIFG	CDC IXIS Financial Guaranty
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GAN	Grant Anticipation Notes
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
M/F	Multi-Family
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
PILOT	Payment in Lieu of Taxes
RAN	Revenue Anticipation Notes
RB	Revenue Bonds

BlackRock Municipal Bond Trust (BBK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	California State Department of Veterans Affairs, RB, Series B, AMT, 5.25%, 12/01/37	$5,000	$4,494,350
	Carlsbad Unified School District, GO, Election, Series B, 6.09%, 5/01/34 (b)	1,000	603,810
	Dinuba Unified School District, GO, Election of 2006 (FSA), 5.63%, 8/01/31	250	259,902
	Dinuba Unified School District, GO, Election of 2006 (FSA), 5.75%, 8/01/33	500	517,575
	Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.20%, 8/01/34 (a)	1,650	779,344
	Norwalk-La Mirada Unified School District California, GO, Refunding, CAB, Election of 2002, Series E (AGC), 6.47%, 8/01/38 (a)	8,000	1,257,200
	San Diego Community College District California, GO, CAB, Election of 2002, 6.15%, 8/01/19 (b)	2,800	1,685,964
	State of California, GO, Refunding (CIFG), 4.50%, 8/01/28	2,000	1,757,640
	State of California, GO, Refunding, Veterans, AMT, 5.05%, 12/01/36	1,000	868,960
	State of California, GO, Various Purpose, 5.75%, 4/01/31	2,000	2,034,500
	State of California, GO, Various Purpose, 6.50%, 4/01/33	1,950	2,092,194
	University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	1,160	1,076,387
	Val Verde Unified School District California, Special Tax Bonds, Refunding, Junior Lien, 6.25%, 10/01/28	1,585	1,530,476

			22,096,596

Colorado - 1.3%	City of Colorado Springs Colorado, RB, Subordinate Lien, Improvement, Series C (FSA), 5.00%, 11/15/45	635	640,518
	Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,153,406

			1,793,924

District of Columbia - 8.5%	District of Columbia, Refunding RB, Friendship Public Charter School Inc. (ACA), 5.25%, 6/01/33	595	474,043
	District of Columbia, Tax Allocation Bonds, Gallery Place Project (FSA), 5.40%, 7/01/31	6,000	6,097,380
	District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	5,580	5,391,396

			11,962,819

Florida - 11.2%	Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	1,255	1,262,216
	Orange County Health Facilities Authority, RB, Hospital, Adventist Health System, 5.63%, 11/15/12 (c)	5,760	6,442,099
	Palm Beach County Housing Finance Authority, HRB, Indian Trace Apartments, Series A, AMT (FSA), 5.63%, 1/01/44	7,255	7,276,475
	Stevens Plantation Community Development District, Special Assessment Bonds, Series A, 7.10%, 5/01/35	955	716,298

			15,697,088

Georgia - 2.4%	City of Atlanta Georgia, RB (FSA), 5.00%, 11/01/37	3,000	2,942,340
	Gwinnett County Hospital Authority, RB, Gwinnett Hospital System, Series C (FSA), 5.50%, 7/01/42	350	347,357

			3,289,697

BlackRock Municipal Bond Trust (BBK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Idaho - 1.8%	Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/33	$1,750	$1,889,913
	Idaho Housing & Finance Association, RB, GAN, RAN, Federal Highway Trust, Series A, 5.00%, 7/15/27	600	639,120

			2,529,033

Illinois - 9.6%	CenterPoint Intermodal Center Program Trust, Tax Allocation Bonds, Class A, 10.00%, 6/15/23 (d)	1,150	604,417
	Illinois Finance Authority, RB, MJH Education Assistance IV LLC, Sub-Series B, 5.38%, 6/01/35 (e)(f)	425	30,167
	Illinois Finance Authority, RB, Monarch Landing Inc. Facility, Series A, 7.00%, 12/01/37 (e)(f)	720	251,856
	Illinois Finance Authority, RB, Roosevelt University Project, 6.50%, 4/01/44 (g)	1,000	974,450
	Illinois Finance Authority, RB, Rush University Medical Center, Series C, 6.63%, 11/01/39	650	697,723
	Illinois Finance Authority, Refunding RB, Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	210	165,967
	Illinois Finance Authority, Refunding RB, Lake Forest Hospital, Series A, 5.75%, 7/01/29	6,000	6,009,600
	Village of Bolingbrook Illinois, GO, Refunding, Series B (MBIA), 6.22%, 1/01/36 (a)	23,065	4,679,658

			13,413,838

Indiana - 1.4%	M/F HRB Pass-Through Certificates, RB, Series 1, Canterbury House Apartments, AMT, 5.90%, 12/01/34	1,865	1,898,029

Iowa - 1.8%	Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	2,400	2,452,896

Kansas - 2.9%	Wichita Airport Authority, RB, Special, Cessna Citation Service Center, Series A, AMT, 6.25%, 6/15/32	5,000	4,059,450

Kentucky - 0.4%	Kentucky Economic Development Finance Authority, RB, Louisville Arena, Sub-Series A-1 (AGC), 6.00%, 12/01/38	500	534,645

Maryland - 1.7%	County of Frederick Maryland, Special Tax Bonds, Urbana Community Development Authority, Sub-Series B, 6.25%, 7/01/30	2,820	2,400,835

Michigan - 5.1%	Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	1,250	1,342,275
	Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	1,065	904,867
	Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39	2,750	2,593,030
	Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,950	2,253,732

			7,093,904

Minnesota - 4.2%	City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,350	5,911,429

Mississippi - 3.2%	Mississippi Development Bank Special Obligation, RB, Jackson County Limited Tax Note (AGC), 5.50%, 7/01/32	1,750	1,824,043
	University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	2,500	2,624,625

			4,448,668

BlackRock Municipal Bond Trust (BBK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Multi-State - 8.2%	Centerline Equity Issuer Trust, 7.20%, 10/31/52 (d)(h)	$10,500	$11,432,820

Nebraska - 0.5%	Omaha Public Power District, RB, Series A, 4.75%, 2/01/44	760	739,906

Nevada - 1.2%	City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.65%, 6/01/23	1,335	1,101,856
	County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	575	563,770

			1,665,626

New Jersey - 14.9%	Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37	915	168,351
	New Jersey EDA, RB, Cigarette Tax, 5.50%, 6/15/24	3,710	3,608,643
	New Jersey EDA, RB, Cigarette Tax (Radian), 5.50%, 6/15/31	1,500	1,366,110
	New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 7.20%, 11/15/30	3,000	2,757,810
	New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (MBIA), 5.00%, 7/01/27	1,000	1,018,400
	New Jersey EDA, Refunding RB, First Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,454,715
	New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,500	6,312,750
	New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 7.13%, 12/01/23	630	714,470
	New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	800	897,664
	New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	500	512,705
	New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.50%, 10/01/38	930	1,008,529
	University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC), 5.50%, 12/01/27	1,000	1,004,930

			20,825,077

New York - 10.1%	Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35	455	286,641
	Hudson Yards Infrastructure Corp., RB, Series A (FGIC), 5.00%, 2/15/47	1,000	910,110
	Long Island Power Authority, RB, General, Series C (CIFG), 5.25%, 9/01/29	1,500	1,639,890
	Long Island Power Authority, Refunding RB, Series A, 6.25%, 4/01/33	300	343,086
	Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/34	800	821,456
	New York City Housing Development Corp., RB, Series A, AMT, 5.50%, 11/01/34	3,000	3,005,220
	New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31	3,165	2,960,699
	New York City Industrial Development Agency, RB, Queens Baseball Stadium, PILOT (AGC), 6.50%, 1/01/46	700	774,270

BlackRock Municipal Bond Trust (BBK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	$500	$491,220
	New York State Dormitory Authority, RB, 5.83%, 7/01/39 (b)	700	556,066
	New York State Dormitory Authority, RB, Rochester Institute of Technology, Series A, 6.00%, 7/01/33	1,000	1,093,150
	New York State Dormitory Authority, RB, University of Rochester, Series A, 5.13%, 7/01/39	250	254,635
	Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	1,000	1,053,790

			14,190,233

North Carolina - 2.6%	Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	2,945	1,732,602
	North Carolina Medical Care Commission, RB, WakeMed, Series A (AGC), 5.88%, 10/01/38	1,000	1,033,630
	North Carolina Medical Care Commission, Refunding RB, University Health System, Series D, 6.25%, 12/01/33	800	871,784

			3,638,016

Ohio - 2.2%	County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39	1,500	1,466,040
	Kent State University, Refunding RB, General Receipts, Series B (AGC), 4.25%, 5/01/31	1,750	1,582,858

			3,048,898

Oklahoma - 1.2%	Tulsa Airports Improvement Trust, RB, Series A, AMT, 7.75%, 6/01/35	1,725	1,621,500

Oregon - 1.3%	M/F HRB Pass-Through Certificates, RB, Series 6, AMT, 6.05%, 11/01/34	525	529,956
	Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	1,250	1,301,325

			1,831,281

Pennsylvania - 1.0%	Pennsylvania Economic Development Financing Authority, RB, Reliant Energy, Series A, AMT, 6.75%, 12/01/36	1,455	1,429,829

Puerto Rico - 2.0%	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	2,000	2,023,480
	Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (MBIA), 5.77%, 8/01/41 (a)	5,000	761,150

			2,784,630

Rhode Island - 2.4%	Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	1,000	1,116,010
	Rhode Island Housing & Mortgage Finance Corp., RB, Homeownership Opportunity, Series 54, AMT, 4.85%, 10/01/41	1,500	1,347,930
	State of Rhode Island, COP, Series C, School for the Deaf (AGC), 5.38%, 4/01/28	900	951,003

			3,414,943

Tennessee - 0.4%	Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	525	530,402

BlackRock Municipal Bond Trust (BBK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Texas - 16.9%	Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	$500	$557,835
	Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,750	1,946,770
	Harris County-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (MBIA), 6.17%, 11/15/41 (a)	11,690	830,107
	Lower Colorado River Authority, Refunding RB (MBIA), 5.00%, 5/15/13 (c)	15	16,948
	Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	1,500	1,607,055
	M/F HRB Pass-Through Certificates, RB, Series 9, Copperwood Ranch Apartments, AMT, 5.95%, 11/01/35	2,460	2,510,282
	SA Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/23	1,775	1,791,863
	SA Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/24	1,620	1,619,870
	Texas State Turnpike Authority, RB, CAB (AMBAC), 6.08%, 8/15/35 (a)	60,000	10,834,200
	Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	2,115	1,905,044

			23,619,974

Washington - 1.0%	Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	1,400	1,466,346

West Virginia - 4.4%	West Virginia Higher Education Policy Commission, RB, Community & Technology Capital Improvement, Series A, 4.75%, 7/01/33 (g)	2,500	2,437,550
	West Virginia Higher Education Policy Commission, RB, Community & Technology Capital Improvement, Series A, 5.00%, 7/01/39 (g)	850	838,967
	West Virginia Hospital Finance Authority, Refunding RB, Charleston, Series A, 5.63%, 9/01/32	3,000	2,915,370

			6,191,887

Wisconsin - 1.9%	Wisconsin Health & Educational Facilities Authority, RB, Aurora Health Care, 6.40%, 4/15/33	1,350	1,371,911
	Wisconsin Housing & EDA, Refunding RB, Series A, AMT, 4.75%, 9/01/33	1,340	1,237,570

			2,609,481

Wyoming - 0.9%	County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	1,200	1,228,068

	Total Municipal Bonds - 154.2%		215,618,344

BlackRock Municipal Bond Trust (BBK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value

Colorado - 2.6%	Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (FSA), 5.00%, 9/01/36	$3,750	$3,647,287

Massachusetts - 1.0%	Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	1,450	1,463,818

New York - 2.3%	New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	450	493,447
	New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	405	434,101
	New York State Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	2,199	2,236,135

			3,163,683

Ohio - 2.3%	County of Montgomery Ohio, RB, Catholic Health, Series C-1 (FSA), 5.00%, 10/01/41	1,260	1,209,550
	Ohio State Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,000	2,034,160

			3,243,710

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 8.2%		11,518,498

	Total Long-Term Investments (Cost - $231,914,607) - 162.4%		227,136,842

	Short-Term Securities	Shares

	FFI Institutional Tax-Exempt Fund, 0.23% (j)(k)	400,000	400,000

	Total Short-Term Securities (Cost - $400,000) - 0.3%		400,000

	Total Investments (Cost - $232,314,607*) - 162.7%		227,536,842
	Liabilities in Excess of Other Assets - (1.4)%		(1,900,802)
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (4.2)%		(5,903,390)
	Preferred Shares, at Redemption Value - (57.1)%		(79,904,936)

	Net Assets Applicable to Common Shares - 100.0%		$139,827,714

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$226,415,387

Gross unrealized appreciation	$8,525,070
Gross unrealized depreciation	(13,302,763)

Net unrealized depreciation	$(4,777,693)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

BlackRock Municipal Bond Trust (BBK)
Schedule of Investments November 30, 2009 (Unaudited)

(g)	When-issued security. Unsettled when-issued transaction were as follows:

Counterparty	Value	Unrealized Appreciation

Barclays Capital Inc.	$974,450	$7,820
Citigroup Inc.	$3,276,517	$59,762

(h)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(i)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$(3,000,718)	$597

(k)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$400,000
Level 2 - Long-Term Investments[1]	227,136,842
Level 3	—

Total	$227,536,842

[1] See above Schedule of Investments for values in each state or political subdivision.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Municipal Bond Trust

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: January 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Trust

Date: January 22, 2010